Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Analysis of Inventories
An analysis of inventories at December 31, 2019 and 2020 is as follows:

	2019	2020
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.43,954,616	Ps.33,763,086
Less: Reserve for obsolete and slow-moving inventories	(2,852,604)	(3,385,647)

Total	Ps.41,102,012	Ps.30,377,439